Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents.
Cash and cash equivalents

6.Cash and cash equivalents

Interest earned on cash and cash equivalents for the year ended December 31, 2023 amounted to $2,038,465 (year ended December 31, 2022 -$1,237,632, December 31, 2021 - $106,001).). As at December 31, 2022, Cash and cash equivalents included a cashable Guaranteed Investment Certificate totaling $61,875 earning interest of 0.5% per annum and maturing on December 4, 2023. The Guaranteed Investment Certificate was redeemed prior to maturity without penalty during the year ended December 31, 2023.